Property, Plant and Equipment and Capital Commitments	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment and Capital Commitments [Abstract]
Property, Plant and Equipment and Capital Commitments

Note 11 — Property, Plant and Equipment and Capital Commitments

Property, plant and equipment, net, increased from MXN 1,716,951 thousand at December 31, 2025 to MXN 2,081,863 thousand at June 30, 2026. The provisional acquisition table in Note 3 includes MXN 626,311 thousand of acquired property, plant and equipment. Such business-combination additions are distinguished from ordinary additions. Cash payments currently classified as ordinary property, plant and equipment purchases are MXN 56,983 thousand, and proceeds from equipment disposals are MXN 5,604 thousand. Collections from prior property sales of MXN 55,728 thousand are described in Note 10.

The production molds are MXN 173,505 thousand and are depreciated on a straight-line basis over an estimated remaining useful life of 11 years.

The basis of measurement, remaining useful life and relationship to the business combination are included in the ongoing acquisition analysis described in Note 3.

Management has not identified material capital commitments requiring separate disclosure as of June 30, 2026.